Capital Group Central Corporate Bond Fund®
Investment portfolio
August 31, 2023
unaudited

Bonds, notes & other debt instruments 93.41% Corporate bonds, notes & loans 84.07% Financials 24.27%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD23,564	$21,215
AerCap Ireland Capital DAC 3.00% 10/29/2028	21,305	18,479
AerCap Ireland Capital DAC 3.30% 1/30/2032	33,927	27,584
AerCap Ireland Capital DAC 3.40% 10/29/2033	9,311	7,390
AerCap Ireland Capital DAC 3.85% 10/29/2041	14,177	10,538
Allstate Corp. (The) 5.25% 3/30/2033	3,643	3,571
American Express Co. 1.65% 11/4/2026	29,158	26,025
American Express Co. 2.55% 3/4/2027	4,360	3,966
American Express Co. 4.05% 5/3/2029	10,617	10,092
American International Group, Inc. 2.50% 6/30/2025	26,667	25,263
American International Group, Inc. 5.125% 3/27/2033	14,360	13,900
American International Group, Inc. 4.375% 6/30/2050	16,675	13,844
Aon Corp. 5.35% 2/28/2033	9,816	9,808
Aon Corp. 3.90% 2/28/2052	16,284	12,513
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,390
Banco Santander, SA 5.294% 8/18/2027	7,600	7,456
Bank of America Corp. 0.81% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	8,991	8,922
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[1]	11,162	10,735
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	63,627	62,686
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	102,233	80,762
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	1,595	1,250
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]	47,801	46,663
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[1]	15,571	15,757
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[1]	11,259	11,545
Bank of Nova Scotia (The) 4.75% 2/2/2026	23,326	22,928
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]	30,300	29,943
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	18,200	15,860
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,698
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]	6,113	6,295
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	17,884	16,117
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[1,2]	4,635	3,981
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	27,806
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	7,069	6,265
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	39,368	30,465
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	3,917	3,807
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	20,925	20,801
Chubb INA Holdings, Inc. 3.35% 5/3/2026	8,585	8,233
Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	350
Citigroup, Inc. 3.352% 4/24/2025 (3-month USD CME Term SOFR + 1.158% on 4/24/2024)[1]	3,920	3,849
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	10,269	9,921
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	11,250	10,649
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	8,076	7,645
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	2,778	2,551
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	5,000	4,303
Capital Group Central Corporate Bond Fund — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	USD27,425	$22,661
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	13,071	10,535
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	6,665	5,292
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	23,670	20,588
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	18,910	19,726
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]	4,450	4,328
Corebridge Financial, Inc. 3.90% 4/5/2032	37,593	32,892
Corebridge Financial, Inc. 4.35% 4/5/2042	5,006	3,968
Corebridge Financial, Inc. 4.40% 4/5/2052	13,246	10,265
Crédit Agricole SA 4.375% 3/17/2025[2]	6,115	5,929
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	15,850	14,924
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,725	10,708
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	9,365	9,510
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	21,982	19,285
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	17,979	15,904
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	12,400	12,563
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	450	378
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	1,827	1,454
Discover Financial Services 6.70% 11/29/2032	1,432	1,426
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	700	622
Fifth Third Bancorp. 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[1]	11,835	11,985
Five Corners Funding Trust III 5.791% 2/15/2033[2]	7,730	7,817
GE Capital Funding, LLC 4.55% 5/15/2032	5,690	5,428
Global Payments, Inc. 2.90% 11/15/2031	9,667	7,930
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.862%) 7.266% 11/29/2023[3]	1,465	1,470
Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	32,584
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	10,479	9,329
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	23,667	22,141
Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,269
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	41,583	32,396
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	3,447	2,726
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	129	104
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	13,310	11,075
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	13,826
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	11,472	10,236
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	30,797	29,558
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[1]	13,675	14,376
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[1]	1,420	1,341
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	55,575	46,582
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[1]	16,933	15,253
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	7,338	5,817
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	1,658	1,325
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	4,778	3,805
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	8,519	8,616
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	21,590	21,791
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[1]	23,030	23,191
Intercontinental Exchange, Inc. 4.60% 3/15/2033	7,402	7,079
Intercontinental Exchange, Inc. 4.95% 6/15/2052	17,410	16,267
Intercontinental Exchange, Inc. 3.00% 9/15/2060	4,790	2,974
JPMorgan Chase & Co. 3.875% 9/10/2024	10,000	9,808
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD CME Term SOFR + 1.262% on 12/5/2023)[1]	7,560	7,522
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,450	3,311
Capital Group Central Corporate Bond Fund — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	USD1,610	$1,520
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	14,856	13,302
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	7,500	6,738
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	2,587	2,489
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[1]	25,000	24,869
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	4,714	3,956
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[1]	2,115	1,656
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	63,185	49,818
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	18,881	15,462
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	9,554	7,721
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	12,874	12,043
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]	30,236	29,888
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,110	2,891
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	9,400	9,316
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	18,013	17,674
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	4,450	3,973
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[1]	30,000	29,982
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]	685	680
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	7,500	7,424
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	6,708	5,552
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	1,777	1,156
MetLife, Inc. 5.375% 7/15/2033	24,157	24,067
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	3,632	3,342
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	25,177	25,022
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]	778	675
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]	25,721	19,952
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	2,940	2,877
Mitsubishi UFJ Financial Group, Inc. 2.309% 7/20/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.95% on 7/20/2031)[1]	398	315
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	7,692	7,474
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]	37,319	37,396
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	18,080	17,553
Morgan Stanley 3.875% 1/27/2026	7,796	7,507
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	44,269	41,741
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	22,288	20,005
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	17,008	16,677
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]	37,303	36,599
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	94,315	72,553
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	11,570	8,924
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	32,819	25,826
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	21,187	16,878
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	7,215	6,838
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[1]	35,658	35,074
Nasdaq, Inc. 5.35% 6/28/2028	11,657	11,672
Nasdaq, Inc. 5.55% 2/15/2034	17,730	17,710
Nasdaq, Inc. 5.95% 8/15/2053	7,302	7,282
Nasdaq, Inc. 6.10% 6/28/2063	6,339	6,262
Capital Group Central Corporate Bond Fund — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	USD715	$685
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,334
New York Life Global Funding 2.35% 7/14/2026[2]	4,760	4,388
New York Life Global Funding 4.90% 6/13/2028[2]	15,380	15,220
New York Life Global Funding 1.20% 8/7/2030[2]	13,997	10,741
New York Life Global Funding 4.55% 1/28/2033[2]	11,533	10,940
New York Life Insurance Company 3.75% 5/15/2050[2]	1,209	903
PayPal Holdings, Inc. 3.25% 6/1/2050	913	649
PayPal Holdings, Inc. 5.05% 6/1/2052	12,502	12,123
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[1]	425	419
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	40,076	39,762
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]	25,835	26,258
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[1]	1,204	1,218
Prudential Financial, Inc. 3.878% 3/27/2028	325	310
Prudential Financial, Inc. 4.35% 2/25/2050	15,900	13,246
Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,559
Royal Bank of Canada 5.00% 2/1/2033	24,720	23,983
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]	15,783	15,767
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]	2,000	1,899
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	9,388	9,116
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,627
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,284
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	10,766
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]	9,220	9,125
Toronto-Dominion Bank 1.15% 6/12/2025	4,000	3,712
Toronto-Dominion Bank 2.80% 3/10/2027	19,208	17,634
Toronto-Dominion Bank 5.156% 1/10/2028	4,425	4,387
Toronto-Dominion Bank 5.523% 7/17/2028	30,640	30,800
Toronto-Dominion Bank 3.20% 3/10/2032	8,233	7,020
Travelers Companies, Inc. 4.00% 5/30/2047	6,385	5,263
Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,271
Travelers Companies, Inc. 2.55% 4/27/2050	859	537
Travelers Companies, Inc. 5.45% 5/25/2053	6,021	6,114
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	14,395	14,270
U.S. Bancorp 3.70% 1/30/2024	2,500	2,477
U.S. Bancorp 2.40% 7/30/2024	1,000	971
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[1]	56,697	50,628
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[1]	23,148	22,115
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	3,225	2,993
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]	16,496	16,488
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	8,195	7,327
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,498	1,336
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	4,131	3,635
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2,4]	10,964	10,087
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	10,300	8,492
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	88,139	84,562
Wells Fargo & Company 3.00% 4/22/2026	14,293	13,402
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[1]	6,950	6,500
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	3,106	2,765
Wells Fargo & Company 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[1]	13,086	13,036
Wells Fargo & Company 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[1]	6,691	5,589
Capital Group Central Corporate Bond Fund — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	USD12,005	$10,114
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	28,823	27,133
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]	16,820	16,390
Wells Fargo & Company 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[1]	20,102	19,846
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	61,629	52,192
		2,735,450
Utilities 14.49%
AEP Texas, Inc. 3.45% 5/15/2051	9,168	6,204
AEP Transmission Co., LLC 3.65% 4/1/2050	1,735	1,312
AEP Transmission Co., LLC 2.75% 8/15/2051	15,298	9,506
Ameren Corp. 2.50% 9/15/2024	7,615	7,357
Ameren Corp. 1.75% 3/15/2028	7,540	6,482
American Electric Power Company, Inc. 1.00% 11/1/2025	614	558
American Transmission Systems, Inc. 2.65% 1/15/2032[2]	20,450	16,770
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,784
Berkshire Hathaway Energy Company 3.75% 11/15/2023	10,000	9,962
Berkshire Hathaway Energy Company 4.60% 5/1/2053	7,494	6,190
CenterPoint Energy Houston Electric, LLC 5.30% 4/1/2053	2,050	2,040
CenterPoint Energy, Inc. 2.95% 3/1/2030	5,450	4,698
CenterPoint Energy, Inc. 2.65% 6/1/2031	14,497	11,908
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[2]	7,637	7,030
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[2]	27,195	25,531
CMS Energy Corp. 3.00% 5/15/2026	10,303	9,684
Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,660
Consumers Energy Co. 3.80% 11/15/2028	12,103	11,422
Consumers Energy Co. 4.90% 2/15/2029	15,000	14,902
Consumers Energy Co. 3.60% 8/15/2032	1,505	1,349
Consumers Energy Co. 4.625% 5/15/2033	40,736	39,530
Consumers Energy Co. 3.10% 8/15/2050	9,230	6,368
Dominion Energy, Inc. 3.30% 3/15/2025	6,227	6,017
Dominion Energy, Inc. 3.375% 4/1/2030	11,614	10,251
DTE Electric Co. 3.70% 3/15/2045	657	503
DTE Energy Company 2.25% 3/1/2030	7,051	5,993
Duke Energy Carolinas, LLC 2.45% 8/15/2029	27,049	23,344
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,850
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	589
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,943	1,338
Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	12,194
Duke Energy Corp. 3.95% 10/15/2023	985	982
Duke Energy Corp. 3.75% 4/15/2024	3,487	3,444
Duke Energy Corp. 3.50% 6/15/2051	599	413
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,708
Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	9,827
Duke Energy Florida, LLC 2.50% 12/1/2029	12,840	11,087
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	9,702
Duke Energy Florida, LLC 3.00% 12/15/2051	3,870	2,540
Duke Energy Florida, LLC 5.95% 11/15/2052	5,164	5,404
Duke Energy Progress, LLC 3.45% 3/15/2029	10,000	9,196
Duke Energy Progress, LLC 2.00% 8/15/2031	7,802	6,219
Duke Energy Progress, LLC 2.50% 8/15/2050	6,609	3,907
Duke Energy Progress, LLC 2.90% 8/15/2051	13,825	8,829
Edison International 3.55% 11/15/2024	7,222	7,019
Edison International 4.95% 4/15/2025	2,225	2,193
Capital Group Central Corporate Bond Fund — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 4.125% 3/15/2028	USD36,809	$34,458
Edison International 6.95% 11/15/2029	9,715	10,250
Electricité de France SA 4.75% 10/13/2035[2]	4,893	4,366
Electricité de France SA 6.90% 5/23/2053[2]	11,175	11,688
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	25,675	26,920
Emera US Finance, LP 0.833% 6/15/2024	6,250	5,953
Emera US Finance, LP 2.639% 6/15/2031	27,375	21,849
Entergy Corp. 2.80% 6/15/2030	4,997	4,219
Entergy Corp. 2.40% 6/15/2031	32,675	26,119
Entergy Corp. 3.75% 6/15/2050	1,675	1,183
Entergy Louisiana, LLC 2.40% 10/1/2026	3,288	3,017
Entergy Louisiana, LLC 3.12% 9/1/2027	5,975	5,536
Entergy Louisiana, LLC 1.60% 12/15/2030	5,600	4,344
Entergy Louisiana, LLC 2.35% 6/15/2032	8,080	6,436
Entergy Louisiana, LLC 4.20% 9/1/2048	1,300	1,044
Entergy Louisiana, LLC 2.90% 3/15/2051	746	468
Entergy Texas, Inc. 1.75% 3/15/2031	11,696	9,173
Eversource Energy 3.15% 1/15/2025	3,265	3,153
FirstEnergy Corp. 3.40% 3/1/2050	9,862	6,536
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]	1,574	1,533
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	20,000	17,577
Florida Power & Light Company 5.05% 4/1/2028	13,225	13,294
Florida Power & Light Company 5.10% 4/1/2033	17,325	17,340
Florida Power & Light Company 4.80% 5/15/2033	5,824	5,693
Florida Power & Light Company 2.875% 12/4/2051	44,680	29,254
Georgia Power Co. 4.95% 5/17/2033	5,784	5,601
Gulf Power Co. 3.30% 5/30/2027	8,557	8,038
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	2,872	2,787
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	29,125	23,741
MidAmerican Energy Co. 3.10% 5/1/2027	21,335	19,869
MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,145
MidAmerican Energy Co. 3.65% 8/1/2048	1,931	1,441
MidAmerican Energy Co. 2.70% 8/1/2052	559	340
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]	25,775	24,441
Mississippi Power Co. 3.95% 3/30/2028	814	768
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	5,000	4,638
NiSource, Inc. 5.40% 6/30/2033	6,200	6,146
Northern States Power Co. 2.25% 4/1/2031	5,000	4,144
Northern States Power Co. 5.35% 11/1/2039	500	491
Northern States Power Co. 2.90% 3/1/2050	340	224
Northern States Power Co. 2.60% 6/1/2051	15,175	9,298
Northern States Power Co. 3.20% 4/1/2052	704	480
Northern States Power Co. 5.10% 5/15/2053	17,380	16,448
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025	14,490	13,193
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	4,210	2,592
Pacific Gas and Electric Co. 3.85% 11/15/2023	2,327	2,317
Pacific Gas and Electric Co. 3.40% 8/15/2024	1,554	1,515
Pacific Gas and Electric Co. 3.15% 1/1/2026	8,704	8,116
Pacific Gas and Electric Co. 2.95% 3/1/2026	17,319	15,990
Pacific Gas and Electric Co. 3.30% 3/15/2027	18,750	17,103
Pacific Gas and Electric Co. 2.10% 8/1/2027	63,380	54,788
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,955	7,090
Pacific Gas and Electric Co. 3.00% 6/15/2028	749	652
Capital Group Central Corporate Bond Fund — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD11,986	$11,199
Pacific Gas and Electric Co. 4.55% 7/1/2030	47,611	42,846
Pacific Gas and Electric Co. 2.50% 2/1/2031	167,360	130,751
Pacific Gas and Electric Co. 3.25% 6/1/2031	4,482	3,639
Pacific Gas and Electric Co. 4.40% 3/1/2032	2,550	2,197
Pacific Gas and Electric Co. 5.90% 6/15/2032	4,659	4,464
Pacific Gas and Electric Co. 6.15% 1/15/2033	539	525
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,258	12,103
Pacific Gas and Electric Co. 3.30% 8/1/2040	33,739	22,666
Pacific Gas and Electric Co. 4.20% 6/1/2041	13,143	9,546
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,700	1,317
Pacific Gas and Electric Co. 3.50% 8/1/2050	28,731	18,111
Pacific Gas and Electric Co. 6.75% 1/15/2053	3,872	3,770
Pennsylvania Electric Co. 3.25% 3/15/2028[2]	3,000	2,735
Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,252
Public Service Company of Colorado 3.70% 6/15/2028	1,437	1,349
Public Service Company of Colorado 1.90% 1/15/2031	1,446	1,150
Public Service Company of Colorado 1.875% 6/15/2031	8,100	6,400
Public Service Company of Colorado 2.70% 1/15/2051	5,010	3,038
Public Service Company of Colorado 5.25% 4/1/2053	10,642	9,842
Public Service Electric and Gas Co. 3.05% 11/15/2024	10,065	9,765
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,660	11,498
Public Service Electric and Gas Co. 3.70% 5/1/2028	3,000	2,849
Public Service Electric and Gas Co. 3.65% 9/1/2028	5,838	5,492
Public Service Electric and Gas Co. 3.20% 5/15/2029	11,867	10,794
Public Service Electric and Gas Co. 2.45% 1/15/2030	5,664	4,856
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,053	842
Public Service Electric and Gas Co. 5.20% 8/1/2033	6,650	6,718
Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,362
Public Service Electric and Gas Co. 2.05% 8/1/2050	16,515	9,316
Public Service Electric and Gas Co. 5.125% 3/15/2053	2,200	2,149
Public Service Electric and Gas Co. 5.45% 8/1/2053	3,225	3,278
Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,166
San Diego Gas & Electric Co. 4.95% 8/15/2028	10,000	9,906
San Diego Gas & Electric Co. 1.70% 10/1/2030	1,343	1,071
Southern California Edison Co. 1.10% 4/1/2024	3,535	3,439
Southern California Edison Co. 0.975% 8/1/2024	24,760	23,698
Southern California Edison Co. 1.20% 2/1/2026	14,929	13,579
Southern California Edison Co. 4.70% 6/1/2027	25,852	25,435
Southern California Edison Co. 5.85% 11/1/2027	1,244	1,274
Southern California Edison Co. 3.65% 3/1/2028	15,872	14,853
Southern California Edison Co. 4.20% 3/1/2029	7,000	6,646
Southern California Edison Co. 2.85% 8/1/2029	53,351	46,997
Southern California Edison Co. 2.25% 6/1/2030	2,566	2,135
Southern California Edison Co. 2.50% 6/1/2031	13,365	11,012
Southern California Edison Co. 2.75% 2/1/2032	6,606	5,465
Southern California Edison Co. 5.75% 4/1/2035	8,218	8,334
Southern California Edison Co. 3.60% 2/1/2045	9,513	6,918
Southern California Edison Co. 4.00% 4/1/2047	2,296	1,782
Southern California Edison Co. 4.125% 3/1/2048	9,710	7,663
Southern California Edison Co. 3.65% 2/1/2050	6,322	4,592
Southern California Edison Co. 2.95% 2/1/2051	1,648	1,049
Southern California Edison Co. 3.45% 2/1/2052	10,387	7,121
Southern California Edison Co. 5.875% 12/1/2053	313	312
Capital Group Central Corporate Bond Fund — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southwestern Electric Power Co. 3.25% 11/1/2051	USD17,427	$11,292
The Connecticut Light and Power Co. 3.20% 3/15/2027	1,143	1,076
The Connecticut Light and Power Co. 2.05% 7/1/2031	13,568	10,948
Union Electric Co. 2.15% 3/15/2032	26,450	20,958
Union Electric Co. 3.90% 4/1/2052	7,550	5,945
Virginia Electric & Power 2.95% 11/15/2026	4,000	3,735
Virginia Electric & Power 2.30% 11/15/2031	2,499	2,015
Virginia Electric & Power 2.40% 3/30/2032	12,008	9,685
Virginia Electric & Power 2.45% 12/15/2050	7,721	4,471
WEC Energy Group, Inc. 5.15% 10/1/2027	10,700	10,680
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,652
Wisconsin Power and Light Co. 3.65% 4/1/2050	800	577
Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,872
Xcel Energy, Inc. 3.35% 12/1/2026	7,840	7,347
Xcel Energy, Inc. 2.60% 12/1/2029	46,397	39,782
Xcel Energy, Inc. 2.35% 11/15/2031	30,577	24,169
Xcel Energy, Inc. 4.60% 6/1/2032	834	779
Xcel Energy, Inc. 5.45% 8/15/2033	7,543	7,427
Xcel Energy, Inc. 3.50% 12/1/2049	6,909	4,817
		1,633,088
Health care 11.40%
AbbVie, Inc. 2.60% 11/21/2024	16,000	15,444
AbbVie, Inc. 3.80% 3/15/2025	5,573	5,430
AbbVie, Inc. 3.60% 5/14/2025	7,960	7,724
AbbVie, Inc. 2.95% 11/21/2026	30,984	29,014
AbbVie, Inc. 4.25% 11/21/2049	2,100	1,770
Amgen, Inc. 2.20% 2/21/2027	4,014	3,650
Amgen, Inc. 5.15% 3/2/2028	19,901	19,890
Amgen, Inc. 3.00% 2/22/2029	3,843	3,477
Amgen, Inc. 4.05% 8/18/2029	14,530	13,738
Amgen, Inc. 2.45% 2/21/2030	6,250	5,321
Amgen, Inc. 2.30% 2/25/2031	6,250	5,165
Amgen, Inc. 2.00% 1/15/2032	12,963	10,179
Amgen, Inc. 4.20% 3/1/2033	43,000	39,610
Amgen, Inc. 5.25% 3/2/2033	38,376	38,193
Amgen, Inc. 3.15% 2/21/2040	3,515	2,625
Amgen, Inc. 5.60% 3/2/2043	11,710	11,500
Amgen, Inc. 3.375% 2/21/2050	9,900	6,934
Amgen, Inc. 3.00% 1/15/2052	325	212
Amgen, Inc. 4.20% 2/22/2052	2,715	2,166
Amgen, Inc. 4.875% 3/1/2053	19,000	16,879
Amgen, Inc. 5.65% 3/2/2053	36,581	36,290
Amgen, Inc. 4.40% 2/22/2062	7,664	6,077
Amgen, Inc. 5.75% 3/2/2063	18,450	18,234
AstraZeneca Finance, LLC 4.875% 3/3/2028	1,205	1,202
AstraZeneca Finance, LLC 1.75% 5/28/2028	25,133	21,822
AstraZeneca Finance, LLC 4.90% 3/3/2030	13,260	13,197
AstraZeneca Finance, LLC 2.25% 5/28/2031	11,185	9,313
AstraZeneca Finance, LLC 4.875% 3/3/2033	11,205	11,216
AstraZeneca PLC 3.375% 11/16/2025	2,125	2,043
AstraZeneca PLC 0.70% 4/8/2026	33,069	29,632
AstraZeneca PLC 4.00% 1/17/2029	19,681	18,891
AstraZeneca PLC 1.375% 8/6/2030	20,505	16,322
Capital Group Central Corporate Bond Fund — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 2.125% 8/6/2050	USD3,568	$2,130
AstraZeneca PLC 3.00% 5/28/2051	1,432	1,011
Baxter International, Inc. 2.272% 12/1/2028	3,975	3,412
Baxter International, Inc. 2.539% 2/1/2032	32,129	25,801
Baxter International, Inc. 3.132% 12/1/2051	8,051	5,124
Becton, Dickinson and Company 3.363% 6/6/2024	5,211	5,114
Becton, Dickinson and Company 3.734% 12/15/2024	412	402
Becton, Dickinson and Company 4.298% 8/22/2032	4,000	3,742
Boston Scientific Corp. 3.45% 3/1/2024	4,952	4,892
Boston Scientific Corp. 1.90% 6/1/2025	12,361	11,620
Boston Scientific Corp. 2.65% 6/1/2030	14,202	12,201
Boston Scientific Corp. 4.70% 3/1/2049	170	153
Bristol-Myers Squibb Company 3.875% 8/15/2025	619	603
Bristol-Myers Squibb Company 3.20% 6/15/2026	5,546	5,292
Cencora, Inc. 2.70% 3/15/2031	44,102	37,130
Centene Corp. 4.25% 12/15/2027	9,190	8,605
Centene Corp. 2.45% 7/15/2028	53,045	45,474
Centene Corp. 4.625% 12/15/2029	19,560	18,004
Centene Corp. 3.375% 2/15/2030	2,687	2,302
Centene Corp. 3.00% 10/15/2030	22,250	18,528
Centene Corp. 2.50% 3/1/2031	23,930	19,078
Centene Corp. 2.625% 8/1/2031	13,005	10,358
CVS Health Corp. 1.30% 8/21/2027	10,000	8,614
CVS Health Corp. 3.25% 8/15/2029	4,775	4,271
CVS Health Corp. 1.75% 8/21/2030	7,924	6,287
CVS Health Corp. 1.875% 2/28/2031	9,225	7,247
CVS Health Corp. 5.25% 2/21/2033	32,070	31,378
CVS Health Corp. 5.625% 2/21/2053	15,609	14,787
CVS Health Corp. 5.875% 6/1/2053	6,956	6,800
CVS Health Corp. 6.00% 6/1/2063	8,095	7,935
Elevance Health, Inc. 4.10% 5/15/2032	8,581	7,911
Elevance Health, Inc. 4.75% 2/15/2033	16,302	15,799
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,648
Elevance Health, Inc. 5.125% 2/15/2053	5,704	5,369
Eli Lilly and Company 3.375% 3/15/2029	7,917	7,410
Eli Lilly and Company 4.70% 2/27/2033	21,435	21,408
Eli Lilly and Company 4.875% 2/27/2053	4,751	4,678
Eli Lilly and Company 4.95% 2/27/2063	2,227	2,178
EMD Finance, LLC 3.25% 3/19/2025[2]	18,845	18,171
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	9,630	9,792
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	7,620	7,818
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	11,425	12,308
Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,215
HCA, Inc. 4.125% 6/15/2029	2,250	2,079
HCA, Inc. 2.375% 7/15/2031	8,178	6,461
HCA, Inc. 3.625% 3/15/2032	6,778	5,832
HCA, Inc. 4.625% 3/15/2052	10,329	8,295
Humana, Inc. 3.70% 3/23/2029	7,336	6,796
Johnson & Johnson 2.25% 9/1/2050	1,450	915
Kaiser Foundation Hospitals 2.81% 6/1/2041	5,790	4,119
Mass General Brigham, Inc. 3.192% 7/1/2049	1,920	1,339
Merck & Co., Inc. 2.90% 3/7/2024	9,066	8,944
Merck & Co., Inc. 1.70% 6/10/2027	20,527	18,404
Merck & Co., Inc. 1.45% 6/24/2030	4,493	3,626
Capital Group Central Corporate Bond Fund — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Merck & Co., Inc. 4.00% 3/7/2049	USD3,170	$2,684
Merck & Co., Inc. 5.00% 5/17/2053	13,506	13,203
Merck & Co., Inc. 5.15% 5/17/2063	4,970	4,856
Novartis Capital Corp. 1.75% 2/14/2025	1,459	1,390
Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,568
Novartis Capital Corp. 2.20% 8/14/2030	14,257	12,158
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13,152	12,949
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	35,949	35,989
Pfizer, Inc. 3.20% 9/15/2023	25,389	25,370
Pfizer, Inc. 2.95% 3/15/2024	7,112	7,019
Pfizer, Inc. 3.45% 3/15/2029	19,791	18,570
Pfizer, Inc. 1.70% 5/28/2030	17,700	14,599
Roche Holdings, Inc. 2.076% 12/13/2031[2]	41,261	33,688
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	12,937	12,155
Summa Health 3.511% 11/15/2051	2,320	1,583
Thermo Fisher Scientific, Inc. 2.00% 10/15/2031	2,372	1,914
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	31,230	31,406
Thermo Fisher Scientific, Inc. 2.80% 10/15/2041	4,325	3,119
UnitedHealth Group, Inc. 2.375% 8/15/2024	625	607
UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	11,464
UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,395
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	256
UnitedHealth Group, Inc. 2.00% 5/15/2030	14,582	12,174
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,735
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,675	5,827
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,083
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,701
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,145
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,513
UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	18,502
UnitedHealth Group, Inc. 4.95% 5/15/2062	9,058	8,380
UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,722
Zoetis, Inc. 5.60% 11/16/2032	8,400	8,669
		1,284,363
Consumer staples 7.34%
7-Eleven, Inc. 0.80% 2/10/2024[2]	8,660	8,465
7-Eleven, Inc. 0.95% 2/10/2026[2]	17,385	15,620
7-Eleven, Inc. 1.30% 2/10/2028[2]	15,593	13,209
7-Eleven, Inc. 1.80% 2/10/2031[2]	51,416	40,363
7-Eleven, Inc. 2.80% 2/10/2051[2]	17,924	10,935
Altria Group, Inc. 2.35% 5/6/2025	1,833	1,737
Altria Group, Inc. 4.40% 2/14/2026	8,148	7,972
Altria Group, Inc. 2.625% 9/16/2026	1,375	1,276
Altria Group, Inc. 3.40% 5/6/2030	3,426	3,012
Altria Group, Inc. 3.875% 9/16/2046	6,139	4,231
Altria Group, Inc. 5.95% 2/14/2049	2,522	2,351
Altria Group, Inc. 4.45% 5/6/2050	1,515	1,126
Altria Group, Inc. 3.70% 2/4/2051	39,547	25,848
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,569	4,254
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	47,124	45,407
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	25,627	25,403
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	15,000	13,805
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	2,070	2,103
Capital Group Central Corporate Bond Fund — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	USD15,000	$13,434
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	660	579
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,563
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	2,560	2,287
BAT Capital Corp. 3.222% 8/15/2024	12,758	12,446
BAT Capital Corp. 2.789% 9/6/2024	4,000	3,882
BAT Capital Corp. 3.215% 9/6/2026	21,850	20,414
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,230
BAT Capital Corp. 3.557% 8/15/2027	51,004	47,338
BAT Capital Corp. 2.259% 3/25/2028	21,130	18,183
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,745
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,356
BAT Capital Corp. 2.726% 3/25/2031	4,053	3,212
BAT Capital Corp. 6.421% 8/2/2033	15,511	15,493
BAT Capital Corp. 4.39% 8/15/2037	7,961	6,309
BAT Capital Corp. 3.734% 9/25/2040	9,098	6,352
BAT Capital Corp. 4.54% 8/15/2047	362	263
BAT Capital Corp. 4.758% 9/6/2049	8,359	6,204
BAT Capital Corp. 3.984% 9/25/2050	8,322	5,511
BAT Capital Corp. 5.65% 3/16/2052	9,168	7,682
BAT Capital Corp. 7.081% 8/2/2053	26,263	25,881
BAT International Finance PLC 3.95% 6/15/2025[2]	16,500	16,030
Conagra Brands, Inc. 4.30% 5/1/2024	5,000	4,945
Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,651
Conagra Brands, Inc. 1.375% 11/1/2027	5,165	4,392
Conagra Brands, Inc. 5.30% 11/1/2038	2,381	2,202
Conagra Brands, Inc. 5.40% 11/1/2048	8,526	7,770
Constellation Brands, Inc. 3.60% 2/15/2028	5,313	4,957
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,662
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	19,386
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	23,888
Constellation Brands, Inc. 4.90% 5/1/2033	11,113	10,722
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	3,581	3,514
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,894	2,568
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	3,185	2,422
Nestle Holdings, Inc. 1.875% 9/14/2031[2]	9,656	7,834
PepsiCo, Inc. 1.625% 5/1/2030	10,255	8,445
PepsiCo, Inc. 1.40% 2/25/2031	14,189	11,293
PepsiCo, Inc. 1.95% 10/21/2031	29,114	23,787
Philip Morris International, Inc. 2.875% 5/1/2024	15,827	15,539
Philip Morris International, Inc. 1.50% 5/1/2025	1,004	943
Philip Morris International, Inc. 3.375% 8/11/2025	27,395	26,428
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	24,771
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,128
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	7,651
Philip Morris International, Inc. 1.75% 11/1/2030	20,239	15,883
Philip Morris International, Inc. 5.75% 11/17/2032	29,976	30,419
Philip Morris International, Inc. 5.375% 2/15/2033	29,599	29,247
Philip Morris International, Inc. 4.125% 3/4/2043	8,725	6,941
Philip Morris International, Inc. 4.25% 11/10/2044	1,532	1,244
Reynolds American, Inc. 4.45% 6/12/2025	20,220	19,793
Reynolds American, Inc. 5.70% 8/15/2035	1,555	1,440
Reynolds American, Inc. 5.85% 8/15/2045	27,544	23,946
Target Corp. 4.80% 1/15/2053	2,730	2,519
Capital Group Central Corporate Bond Fund — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walmart, Inc. 4.10% 4/15/2033	USD8,828	$8,418
Walmart, Inc. 4.50% 4/15/2053	12,472	11,623
		827,882
Industrials 7.04%
Boeing Company 2.80% 3/1/2024	2,999	2,952
Boeing Company 2.75% 2/1/2026	78,514	73,728
Boeing Company 2.196% 2/4/2026	25,000	23,076
Boeing Company 3.10% 5/1/2026	7,750	7,304
Boeing Company 3.25% 2/1/2028	55,094	50,503
Boeing Company 5.15% 5/1/2030	47,949	47,197
Boeing Company 3.625% 2/1/2031	22,379	19,996
Boeing Company 3.60% 5/1/2034	34,795	29,485
Boeing Company 3.90% 5/1/2049	8,164	6,115
Boeing Company 3.75% 2/1/2050	586	428
Boeing Company 5.805% 5/1/2050	19,640	19,135
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	9,535	6,537
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	4,780	3,441
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	1,470	973
Canadian Pacific Railway Co. 1.75% 12/2/2026	12,099	10,880
Canadian Pacific Railway Co. 3.10% 12/2/2051	28,847	19,619
CSX Corp. 3.80% 3/1/2028	28,360	27,022
CSX Corp. 4.25% 3/15/2029	12,943	12,506
CSX Corp. 2.40% 2/15/2030	5,892	5,048
CSX Corp. 4.10% 11/15/2032	18,853	17,708
CSX Corp. 4.30% 3/1/2048	14,250	12,017
CSX Corp. 4.50% 3/15/2049	6,729	5,830
CSX Corp. 3.35% 9/15/2049	873	621
CSX Corp. 2.50% 5/15/2051	15,870	9,659
Emerson Electric Co. 1.80% 10/15/2027	14,050	12,464
Emerson Electric Co. 1.95% 10/15/2030	5,950	4,904
Honeywell International, Inc. 1.95% 6/1/2030	1,936	1,615
Ingersoll-Rand, Inc. 5.70% 8/14/2033	3,268	3,316
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	7,989
Lockheed Martin Corp. 4.95% 10/15/2025	11,679	11,650
Lockheed Martin Corp. 5.10% 11/15/2027	8,299	8,395
Lockheed Martin Corp. 1.85% 6/15/2030	2,008	1,666
Lockheed Martin Corp. 5.25% 1/15/2033	28,670	29,443
Lockheed Martin Corp. 5.70% 11/15/2054	10,372	11,141
Lockheed Martin Corp. 5.20% 2/15/2055	5,289	5,268
Lockheed Martin Corp. 5.90% 11/15/2063	1,016	1,121
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,009
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,186
Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,458
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,705
Norfolk Southern Corp. 5.35% 8/1/2054	13,260	12,902
Northrop Grumman Corp. 4.70% 3/15/2033	31,860	30,906
Northrop Grumman Corp. 4.95% 3/15/2053	13,330	12,505
Republic Services, Inc. 5.00% 4/1/2034	2,604	2,560
RTX Corp. 4.125% 11/16/2028	4,205	4,016
RTX Corp. 1.90% 9/1/2031	25,311	19,843
RTX Corp. 5.15% 2/27/2033	17,844	17,652
RTX Corp. 3.125% 7/1/2050	13,901	9,449
RTX Corp. 2.82% 9/1/2051	10,450	6,545
Capital Group Central Corporate Bond Fund — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 3.03% 3/15/2052	USD5,000	$3,294
RTX Corp. 5.375% 2/27/2053	2,430	2,371
Union Pacific Corp. 3.15% 3/1/2024	21,052	20,794
Union Pacific Corp. 3.75% 7/15/2025	388	377
Union Pacific Corp. 2.40% 2/5/2030	3,000	2,585
Union Pacific Corp. 2.80% 2/14/2032	31,546	26,982
Union Pacific Corp. 2.891% 4/6/2036	49,415	39,093
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,411
Union Pacific Corp. 4.30% 3/1/2049	2,800	2,401
Union Pacific Corp. 3.25% 2/5/2050	424	307
Union Pacific Corp. 3.50% 2/14/2053	6,170	4,595
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,532
Union Pacific Corp. 3.75% 2/5/2070	2,443	1,782
Union Pacific Corp. 3.799% 4/6/2071	10,530	7,768
Waste Management, Inc. 1.50% 3/15/2031	3,889	3,035
Waste Management, Inc. 4.15% 4/15/2032	6,401	6,008
Waste Management, Inc. 4.875% 2/15/2034	15,000	14,656
		793,479
Communication services 6.39%
AT&T, Inc. 1.70% 3/25/2026	5,094	4,645
AT&T, Inc. 2.30% 6/1/2027	14,261	12,775
AT&T, Inc. 1.65% 2/1/2028	11,990	10,258
AT&T, Inc. 4.35% 3/1/2029	17,514	16,577
AT&T, Inc. 4.30% 2/15/2030	21,111	19,691
AT&T, Inc. 2.75% 6/1/2031	6,055	5,006
AT&T, Inc. 2.25% 2/1/2032	20,507	16,007
AT&T, Inc. 2.55% 12/1/2033	15,124	11,546
AT&T, Inc. 3.50% 9/15/2053	69,200	45,583
Charter Communications Operating, LLC 4.50% 2/1/2024	2,500	2,482
Charter Communications Operating, LLC 4.908% 7/23/2025	7,500	7,371
Charter Communications Operating, LLC 3.75% 2/15/2028	1,400	1,282
Charter Communications Operating, LLC 4.20% 3/15/2028	3,945	3,677
Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	3,923
Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,049
Charter Communications Operating, LLC 3.70% 4/1/2051	44,316	27,565
Charter Communications Operating, LLC 3.90% 6/1/2052	8,780	5,624
Charter Communications Operating, LLC 5.25% 4/1/2053	18,137	14,370
Comcast Corp. 4.55% 1/15/2029	14,774	14,488
Comcast Corp. 4.80% 5/15/2033	22,158	21,677
Comcast Corp. 2.887% 11/1/2051	3,682	2,363
Comcast Corp. 2.45% 8/15/2052	16,515	9,677
Comcast Corp. 5.35% 5/15/2053	24,717	24,205
Discovery Communications, LLC 4.65% 5/15/2050	2,558	1,911
Netflix, Inc. 4.875% 4/15/2028	19,058	18,781
Netflix, Inc. 5.875% 11/15/2028	62,737	64,649
Netflix, Inc. 6.375% 5/15/2029	25,397	26,737
Netflix, Inc. 5.375% 11/15/2029[2]	21,469	21,370
Netflix, Inc. 4.875% 6/15/2030[2]	22,033	21,451
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,889	1,383
Tencent Holdings, Ltd. 3.24% 6/3/2050	2,162	1,319
Tencent Holdings, Ltd. 3.84% 4/22/2051	13,121	9,012
T-Mobile USA, Inc. 3.50% 4/15/2025	12,285	11,883
T-Mobile USA, Inc. 1.50% 2/15/2026	17,750	16,182
Capital Group Central Corporate Bond Fund — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.75% 4/15/2027	USD10,000	$9,482
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	1,909
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	13,551
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,315
T-Mobile USA, Inc. 2.875% 2/15/2031	742	625
T-Mobile USA, Inc. 3.50% 4/15/2031	5,158	4,508
T-Mobile USA, Inc. 5.20% 1/15/2033	3,392	3,326
T-Mobile USA, Inc. 5.05% 7/15/2033	12,899	12,454
T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,181
T-Mobile USA, Inc. 3.30% 2/15/2051	8,465	5,689
T-Mobile USA, Inc. 3.40% 10/15/2052	25,878	17,554
T-Mobile USA, Inc. 5.75% 1/15/2054	15,893	15,729
Verizon Communications, Inc. 3.00% 3/22/2027	12,377	11,512
Verizon Communications, Inc. 2.10% 3/22/2028	5,000	4,372
Verizon Communications, Inc. 3.875% 2/8/2029	2,232	2,087
Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,254
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	7,982
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,347
Verizon Communications, Inc. 2.355% 3/15/2032	6,984	5,526
Verizon Communications, Inc. 2.65% 11/20/2040	67,456	45,084
Verizon Communications, Inc. 3.40% 3/22/2041	39,178	29,113
Verizon Communications, Inc. 2.875% 11/20/2050	5,490	3,370
Verizon Communications, Inc. 3.55% 3/22/2051	1,737	1,218
Vodafone Group PLC 4.125% 5/30/2025	2,500	2,444
Vodafone Group PLC 4.25% 9/17/2050	1,900	1,466
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	8,688	7,150
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	10,000	7,977
		719,744
Energy 3.92%
BP Capital Markets America, Inc. 4.893% 9/11/2033	42,837	41,708
BP Capital Markets America, Inc. 2.772% 11/10/2050	10,111	6,384
BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,286
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	10,653
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	10,930
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,299
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	773	672
Cenovus Energy, Inc. 3.75% 2/15/2052	1,236	869
Chevron Corp. 1.554% 5/11/2025	1,950	1,835
Chevron Corp. 2.236% 5/11/2030	34,096	29,227
Chevron Corp. 3.078% 5/11/2050	7,101	5,051
Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,509
Chevron USA, Inc. 1.018% 8/12/2027	6,577	5,713
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,716
Chevron USA, Inc. 2.343% 8/12/2050	1,497	910
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[2]	6,016	6,156
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	6,699	6,762
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[2]	10,158	10,270
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[2]	3,062	3,108
Columbia Pipelines Operating Co., LLC 6.714% 8/15/2063[2]	1,600	1,638
ConocoPhillips Co. 3.80% 3/15/2052	15,556	11,996
ConocoPhillips Co. 5.30% 5/15/2053	19,621	19,174
ConocoPhillips Co. 5.55% 3/15/2054	8,252	8,279
Energy Transfer, LP 5.00% 5/15/2050	4,935	4,067
Capital Group Central Corporate Bond Fund — Page 14 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.70% 4/6/2050	USD3,550	$2,745
Exxon Mobil Corp. 2.992% 3/19/2025	1,700	1,647
Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,604
Exxon Mobil Corp. 3.452% 4/15/2051	38,813	28,909
Kinder Morgan, Inc. 5.20% 6/1/2033	19,755	18,932
ONEOK, Inc. 5.55% 11/1/2026	6,791	6,795
ONEOK, Inc. 5.65% 11/1/2028	8,778	8,795
ONEOK, Inc. 5.80% 11/1/2030	6,899	6,917
ONEOK, Inc. 6.05% 9/1/2033	54,987	55,439
ONEOK, Inc. 5.20% 7/15/2048	3,684	3,154
ONEOK, Inc. 7.15% 1/15/2051	5,140	5,459
ONEOK, Inc. 6.625% 9/1/2053	35,228	35,555
Petroleos Mexicanos 6.70% 2/16/2032	1,874	1,418
Pioneer Natural Resources Company 2.15% 1/15/2031	8,353	6,775
Shell International Finance BV 3.875% 11/13/2028	1,849	1,774
Shell International Finance BV 2.75% 4/6/2030	25,000	22,056
Shell International Finance BV 3.25% 4/6/2050	24,590	17,470
Shell International Finance BV 3.00% 11/26/2051	3,015	2,021
TotalEnergies Capital International SA 2.986% 6/29/2041	4,110	3,014
TotalEnergies Capital International SA 3.127% 5/29/2050	17,208	11,910
		441,601
Information technology 3.21%
Adobe, Inc. 1.90% 2/1/2025	7,105	6,789
Adobe, Inc. 2.15% 2/1/2027	25,694	23,611
Adobe, Inc. 2.30% 2/1/2030	13,520	11,746
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,126
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,009
Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,200
Apple, Inc. 3.35% 8/8/2032	12,975	11,910
Apple, Inc. 3.95% 8/8/2052	14,779	12,534
Apple, Inc. 4.85% 5/10/2053	40,112	39,611
Broadcom Corp. 3.875% 1/15/2027	11,718	11,137
Broadcom, Inc. 4.00% 4/15/2029[2]	3,863	3,565
Broadcom, Inc. 4.75% 4/15/2029	11,265	10,869
Broadcom, Inc. 4.15% 11/15/2030	6,099	5,580
Broadcom, Inc. 3.469% 4/15/2034[2]	18,404	15,046
Broadcom, Inc. 3.50% 2/15/2041[2]	1,361	998
Broadcom, Inc. 3.75% 2/15/2051[2]	12,980	9,316
Intel Corp. 5.20% 2/10/2033	1,192	1,192
Intel Corp. 5.70% 2/10/2053	10,568	10,473
Intel Corp. 5.90% 2/10/2063	3,355	3,376
Intuit, Inc. 1.35% 7/15/2027	5,000	4,394
Microsoft Corp. 2.875% 2/6/2024	5,150	5,097
Microsoft Corp. 3.125% 11/3/2025	3,250	3,137
Microsoft Corp. 2.40% 8/8/2026	15,000	14,073
Microsoft Corp. 3.30% 2/6/2027	35,655	34,280
Microsoft Corp. 2.525% 6/1/2050	436	288
Microsoft Corp. 2.921% 3/17/2052	1,814	1,288
Oracle Corp. 3.60% 4/1/2040	7,345	5,563
Oracle Corp. 3.65% 3/25/2041	7,960	6,016
Oracle Corp. 3.60% 4/1/2050	41,278	28,551
Oracle Corp. 3.95% 3/25/2051	3,626	2,653
Salesforce, Inc. 1.95% 7/15/2031	8,925	7,278
Capital Group Central Corporate Bond Fund — Page 15 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Salesforce, Inc. 2.70% 7/15/2041	USD9,200	$6,577
Salesforce, Inc. 2.90% 7/15/2051	10,588	7,098
ServiceNow, Inc. 1.40% 9/1/2030	55,955	44,042
		361,423
Real estate 2.49%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,400	1,358
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	12,168	10,521
American Tower Corp. 5.50% 3/15/2028	8,964	8,924
American Tower Corp. 2.70% 4/15/2031	7,612	6,232
American Tower Corp. 4.05% 3/15/2032	4,221	3,768
American Tower Corp. 5.65% 3/15/2033	6,328	6,308
Boston Properties, LP 2.55% 4/1/2032	1,489	1,117
Boston Properties, LP 2.45% 10/1/2033	2,723	1,930
Boston Properties, LP 6.50% 1/15/2034	10,408	10,384
Corporate Office Properties, LP 2.25% 3/15/2026	4,255	3,846
Crown Castle, Inc. 5.00% 1/11/2028	20,790	20,425
Crown Castle, Inc. 2.50% 7/15/2031	5,874	4,740
Equinix, Inc. 1.55% 3/15/2028	6,290	5,324
Equinix, Inc. 3.20% 11/18/2029	11,707	10,267
Equinix, Inc. 2.15% 7/15/2030	7,728	6,245
Equinix, Inc. 2.50% 5/15/2031	7,790	6,319
Equinix, Inc. 3.00% 7/15/2050	9,983	6,303
Essex Portfolio, LP 2.55% 6/15/2031	10,132	8,127
Prologis, LP 4.75% 6/15/2033	5,665	5,435
Prologis, LP 5.125% 1/15/2034	15,137	14,913
Prologis, LP 5.25% 6/15/2053	9,031	8,621
Public Storage Operating Co. 2.30% 5/1/2031	2,792	2,301
Sun Communities Operating, LP 2.70% 7/15/2031	6,910	5,493
Sun Communities Operating, LP 4.20% 4/15/2032	5,822	5,125
VICI Properties, LP 4.75% 2/15/2028	36,173	34,431
VICI Properties, LP 4.95% 2/15/2030	25,255	23,778
VICI Properties, LP 5.125% 5/15/2032	54,074	50,165
VICI Properties, LP 5.625% 5/15/2052	8,802	7,752
WEA Finance, LLC 3.50% 6/15/2029[2]	497	407
		280,559
Consumer discretionary 2.35%
Amazon.com, Inc. 3.80% 12/5/2024	10,000	9,824
Amazon.com, Inc. 1.50% 6/3/2030	7,522	6,120
Amazon.com, Inc. 3.60% 4/13/2032	17,571	16,175
Amazon.com, Inc. 3.10% 5/12/2051	10,000	7,153
Amazon.com, Inc. 2.70% 6/3/2060	3,735	2,310
American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,362
BMW US Capital, LLC 3.15% 4/18/2024[2]	11,000	10,829
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	6,155	6,112
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	3,865	3,665
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	3,467	3,425
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	18,484	14,883
General Motors Financial Co., Inc. 1.50% 6/10/2026	9,185	8,158
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,145
Home Depot, Inc. 2.95% 6/15/2029	20,000	18,179
Home Depot, Inc. 2.70% 4/15/2030	2,180	1,916
Home Depot, Inc. 1.375% 3/15/2031	11,140	8,729
Capital Group Central Corporate Bond Fund — Page 16 of 22

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 3.125% 12/15/2049	USD1,102	$773
Home Depot, Inc. 2.375% 3/15/2051	10,000	5,964
Hyundai Capital America 1.50% 6/15/2026[2]	8,205	7,344
Hyundai Capital America 1.65% 9/17/2026[2]	22,825	20,283
Hyundai Capital America 2.375% 10/15/2027[2]	2,245	1,969
Hyundai Capital America 2.00% 6/15/2028[2]	12,798	10,807
Hyundai Capital America 2.10% 9/15/2028[2]	8,734	7,347
Marriott International, Inc. 4.90% 4/15/2029	1,457	1,419
Marriott International, Inc. 2.85% 4/15/2031	11,915	9,901
Marriott International, Inc. 2.75% 10/15/2033	4,750	3,719
McDonald’s Corp. 3.60% 7/1/2030	5,888	5,422
McDonald’s Corp. 4.60% 9/9/2032	1,859	1,820
McDonald’s Corp. 4.95% 8/14/2033	1,451	1,438
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,743
McDonald’s Corp. 4.45% 3/1/2047	5,665	4,897
McDonald’s Corp. 3.625% 9/1/2049	4,467	3,372
McDonald’s Corp. 5.15% 9/9/2052	7,131	6,840
The Morongo Band of Mission Indians 7.00% 10/1/2039[2]	5,000	5,206
Toyota Motor Corp. 0.681% 3/25/2024	9,735	9,471
Toyota Motor Corp. 5.275% 7/13/2026	9,162	9,212
Toyota Motor Credit Corp. 1.15% 8/13/2027	21,098	18,278
Toyota Motor Credit Corp. 3.375% 4/1/2030	3,910	3,561
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]	1,550	1,545
		265,316
Materials 1.17%
Celanese US Holdings, LLC 6.379% 7/15/2032	12,650	12,531
Celanese US Holdings, LLC 6.70% 11/15/2033	9,310	9,358
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	18,608
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,341
Ecolab, Inc. 2.70% 12/15/2051	5,113	3,244
EIDP, Inc. 4.80% 5/15/2033	5,019	4,832
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	21,373	17,988
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	9,720	7,550
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	2,050	1,276
Linde, Inc. 1.10% 8/10/2030	17,617	13,917
Linde, Inc. 2.00% 8/10/2050	6,029	3,300
Nutrien, Ltd. 5.00% 4/1/2049	985	860
Nutrien, Ltd. 3.95% 5/13/2050	6,043	4,540
Nutrien, Ltd. 5.80% 3/27/2053	1,742	1,702
OCI NV 6.70% 3/16/2033[2]	7,985	7,845
Sherwin-Williams Company 2.20% 3/15/2032	8,365	6,637
Sherwin-Williams Company 2.90% 3/15/2052	3,515	2,215
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	16,579	14,372
		132,116
Total corporate bonds, notes & loans		9,475,021
U.S. Treasury bonds & notes 8.32% U.S. Treasury 8.32%
U.S. Treasury 3.875% 3/31/2025	49,192	48,299
U.S. Treasury 4.625% 6/30/2025	50,371	50,092
U.S. Treasury 4.75% 7/31/2025	7,132	7,113
U.S. Treasury 4.00% 2/15/2026[5]	123,365	121,418
Capital Group Central Corporate Bond Fund — Page 17 of 22

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 5/15/2026	USD124,507	$121,417
U.S. Treasury 4.50% 7/15/2026	565	564
U.S. Treasury 4.375% 8/15/2026	23,110	23,001
U.S. Treasury 0.875% 9/30/2026[5]	26,469	23,753
U.S. Treasury 1.125% 10/31/2026	12,275	11,067
U.S. Treasury 3.625% 3/31/2028	26	25
U.S. Treasury 4.125% 7/31/2028	99,906	99,309
U.S. Treasury 3.875% 8/15/2033	274,222	269,229
U.S. Treasury 4.25% 5/15/2039[5]	10,477	10,518
U.S. Treasury 3.875% 5/15/2043[5]	64,721	60,186
U.S. Treasury 4.00% 11/15/2052	691	667
U.S. Treasury 3.625% 5/15/2053[5]	101,193	91,295
		937,953
Asset-backed obligations 0.87%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,6]	10,903	9,026
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	9,269	8,389
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	706	596
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	6,625	5,829
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	85,198	73,590
		97,430
Municipals 0.08% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,600	1,293
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	2,285	2,027
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	1,340	1,106
		4,426
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,820	4,955
Total municipals		9,381
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Panama (Republic of) 2.252% 9/29/2032	10,400	7,918
Total bonds, notes & other debt instruments (cost: $11,542,525,000)		10,527,703
Short-term securities 5.51% Money market investments 5.51%	Shares
Capital Group Central Cash Fund 5.39%[7,8]	6,205,064	620,507
Total short-term securities (cost: $620,476,000)		620,507
Total investment securities 98.92% (cost: $12,163,001,000)		11,148,210
Other assets less liabilities 1.08%		121,646
Net assets 100.00%		$11,269,856
Capital Group Central Corporate Bond Fund — Page 18 of 22

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	3,088	1/4/2024	USD629,349	$1,592
5 Year U.S. Treasury Note Futures	Long	575	1/4/2024	61,480	422
10 Year U.S. Treasury Note Futures	Short	4,947	12/29/2023	(549,272)	(5,464)
10 Year Ultra U.S. Treasury Note Futures	Short	7,348	12/29/2023	(853,172)	(8,677)
20 Year U.S. Treasury Bond Futures	Long	8,542	12/29/2023	1,039,455	14,815
30 Year Ultra U.S. Treasury Bond Futures	Long	956	12/29/2023	123,772	1,508
					$4,196
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 8/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD444,899	$(6,922)	$(4,370)	$(2,552)
Investments in affiliates8

	Value of affiliate at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 5.51%
Money market investments 5.51%
Capital Group Central Cash Fund 5.39%[7]	$648,298	$1,240,168	$1,268,028	$8	$61	$620,507	$6,845

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $977,699,000, which represented 8.68% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $31,940,000, which represented .28% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 8/31/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Capital Group Central Corporate Bond Fund — Page 19 of 22

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Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,172,503,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $639,588,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Central Corporate Bond Fund — Page 20 of 22

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,475,021	$—	$9,475,021
U.S. Treasury bonds & notes	—	937,953	—	937,953
Asset-backed obligations	—	97,430	—	97,430
Municipals	—	9,381	—	9,381
Bonds & notes of governments & government agencies outside the U.S.	—	7,918	—	7,918
Short-term securities	620,507	—	—	620,507
Total	$620,507	$10,527,703	$—	$11,148,210

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18,337	$—	$—	$18,337
Liabilities:
Unrealized depreciation on futures contracts	(14,141)	—	—	(14,141)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,552)	—	(2,552)
Total	$4,196	$(2,552)	$—	$1,644
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Central Corporate Bond Fund — Page 21 of 22

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-137-1023O-S96401
Capital Group Central Corporate Bond Fund — Page 22 of 22